INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Jazz [Member]	Dec. 31, 2012 Jazz [Member] Minimum [Member]	Dec. 31, 2012 Jazz [Member] Maximum [Member]	Dec. 31, 2012 Tower [Member]	Dec. 31, 2012 Tower Jazz Japan Limited [Member]
Other Tax Carryforward [Line Items]
Valuation allowance	$ 240,065	$ 223,937
Effective income tax rate						20.00%
Net operating loss carry forwards						1,000,000	7,300
Net operating loss carry forwards, annual utilization amount			2,100
Federal net operating loss carry forwards			36,800
State net operating loss carry forwards			$ 128,200
Beginning year of expiration, operating loss carry forwards				2014	2021		2020